Franchise Arrangements (Schedule of Revenues from Franchised Restaurants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Franchise Arrangements [Abstract]
Rent	$ 155,405	$ 123,311	$ 121,122
Initial fees	1,205	1,386	611
Royalty fees	659	599	628
Total	157,269	125,296	122,361
Initial fees paid to McDonald's Corporation	1,417	1,588	747
Royalty fees paid to McDonald's Corporation	$ 64,806	$ 50,839	$ 49,742